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COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

January 29, 2021

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

RE:         Post-Effective Amendment No. 37

Commonwealth Annuity and Life Insurance Company

VEL II Account (“Registrant”)

File No. 033-57792; 811-07466

Ladies and Gentlemen:

Pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933, we are electronically filing via EDGAR a copy of the above-referenced post-effective amendment to the Registrant’s Registration Statement on Form N-6. This amendment is being filed pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933. The primary purpose of this amendment is to update the registration statement to conform to the amendments to Form N-6 adopted by the Securities and Exchange Commission on March 11, 2020. See Updated Disclosure Requirements and Summary Prospectus for Variable Annuity and Variable Life Insurance Contracts, Release No. 33-10765. Please note the variable life insurance contract described in the registration statement is no longer for sale.If you have any questions concerning this filing, please call me at 860-325-1538.

Very truly yours,

/s/ Sarah M. Patterson

Sarah M. Patterson

Managing Director, Associate General Counsel and Assistant Secretary

Enclosure